Goodwill And Other Intangible Assets (Intangible Assets Acquired) (Details) (Renewable Energy Certificates [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Renewable Energy Certificates [Member]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 7.7